Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Apr. 01, 2024
C000248864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Gramercy Emerging Markets Debt Fund (Class A/GFEAX)
Account Value		$ 9,857	$ 9,857	$ 9,579
Average Annual Return, Percent	[1],[2],[3]	(1.43%)
C000248864 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Gramercy Emerging Markets Debt Fund (Class A/GFEAX)—excluding sales load
Average Annual Return, Percent	[2]	2.91%
C000248863 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)
Account Value		$ 1,032,057	$ 1,032,057	1,000,000
Average Annual Return, Percent	[4]	3.21%
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Aggregate Bond Index
Account Value		$ 10,282	$ 10,282	10,000
Average Annual Return, Percent	[2],[4]	2.82%
JP Morgan EM Blend Equal Weighted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JP Morgan EM Blend Equal Weighted Index
Account Value		$ 10,340	$ 10,340	$ 10,000
Average Annual Return, Percent	[2],[4]	3.40%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	Class A shares commenced operations on April 1, 2024.
[3]	Maximum sales charge (load) of 4.25% of offering price.
[4]	Institutional Class shares commenced operations on April 1, 2024.